Warrant Liability	6 Months Ended
Jun. 30, 2021
Warrant Liability
Warrant Liability

Note 11 — Warrant Liability

For the six months ended June 30, 2021, the Company issued warrants to purchase shares of the Company’s common stock related to multiple private placements. The warrants are as follows:

	Warrant Shares	Exercise Price
Hudson Bay Warrant; January 25, 2021	15,000,000	$2.000
Palladium Capital Warrant; January 25, 2021	480,000	$2.000
BHP Capital NY Warrant; January 28, 2021	1,500,000	$2.200
Hudson Bay Warrant; February 23, 2021	18,568,188	$3.722
Palladium Capital Warrant; February 23, 2021	1,650,346	$3.722
Hudson Bay Warrant; May 24, 2021	13,070,000	$3.200
Palladium Capital Warrant; May 24, 2021	1,200,000	$3.200
BHP Capital Warrant; June 4, 2021	1,500,000	$3.200
Hudson Bay Warrant; June 4, 2021	27,821,829	$3.300
Palladium Capital Warrant; June 4, 2021	2,071,346	$3.300

The warrants are subject to anti-dilution adjustments outlined in the Agreement. The warrants issued in the first quarter were classified as a liability with an initial fair value of $94,876,534, of which $75,156,534 was immediately expensed and $19,720,000 was recorded as a deferred debt discount. The warrants issued in the second quarter were classified as a liability with an initial fair value of $133,699,181 which was immediately expensed. In addition, the warrants must be valued every reporting period and adjusted to market with the increase or decrease being adjusted through earnings. The change in fair value of the warrant liability for the three and six months ended June 30, 2021 was a loss of 773,447 and 37,154,989, respectively. As of June 30, 2021, the fair value of the warrant liability was $139,695,115.

The warrants were valued using the Black-Scholes pricing model to calculate the grant-date fair value upon issuance of the warrants with the following assumptions:

	Dividend Yield	Expected Volatility	Risk-free Interest Rate	Expected Life
Hudson Bay Warrant; January 25, 2021	0.00%	109.95%	0.13%	2.5 years
Palladium Capital Warrant; January 25, 2021	0.00%	109.95%	0.13%	2.5 years
BHP Capital NY Warrant; January 28, 2021	0.00%	110.00%	0.12%	2.5 years
Hudson Bay Warrant; February 23, 2021	0.00%	110.94%	0.11%	2.5 years
Palladium Capital Warrant; February 23, 2021	0.00%	110.94%	0.11%	2.5 years
Hudson Bay Warrant; May 24, 2021	0.00%	115.38%	0.14%	2.5 years
Palladium Capital Warrant; May 24, 2021	0.00%	115.38%	0.14%	2.5 years
BHP Capital Warrant; June 4, 2021	0.00%	117.11%	0.16%	2.5 years
Hudson Bay Warrant; June 4, 2021	0.00%	117.14%	0.16%	2.5 years
Palladium Capital Warrant; June 4, 2021	0.00%	117.14%	0.16%

The warrants were valued using the Black-Scholes pricing model to calculate the June 30, 2021 fair value of the warrants with the following assumptions:

	Dividend Yield	Expected Volatility	Risk-free Interest Rate	Expected Life
Hudson Bay Warrant; January 25, 2021	0.00%	118.33%	0.25%	2.5 years
Palladium Capital Warrant; January 25, 2021	0.00%	118.33%	0.25%	2.5 years
BHP Capital NY Warrant; January 28, 2021	0.00%	118.33%	0.25%	2.5 years
Hudson Bay Warrant; February 23, 2021	0.00%	118.33%	0.25%	2.5 years
Palladium Capital Warrant; February 23, 2021	0.00%	118.33%	0.25%	2.5 years
Hudson Bay Warrant; May 24, 2021	0.00%	118.33%	0.25%	2.5 years
Palladium Capital Warrant; May 24, 2021	0.00%	118.33%	0.25%	2.5 years
BHP Capital Warrant; June 4, 2021	0.00%	118.33%	0.25%	2.5 years
Hudson Bay Warrant; June 4, 2021	0.00%	118.33%	0.25%	2.5 years
Palladium Capital Warrant; June 4, 2021	0.00%	118.33%	0.25%	2.5 years